5. Prepaid expenses and other current assets (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Temporary advances to employees	$ 289	$ 197
Prepaid interest expenses	437	51
Prepaid rent	1,302	1,632
Prepaid other taxes	24	81
Prepaid fuel charges	42	46
Prepaid insurance expenses		1,365
Other current assets	9,197	1,140
Total	$ 11,291	$ 4,512